The Acquirers Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Basic Materials - 6.7%
CF Industries Holdings, Inc.	10,232	$ 1,280,944
Olin Corp.	46,596	862,492
Southern Copper Corp.	1	101
		2,143,537

Communications - 3.6%
Booking Holdings, Inc.	6,010	1,159,329

Consumer, Cyclical - 29.8% (a)
American Eagle Outfitters, Inc.	57,721	991,647
Bath & Body Works, Inc.	49,995	1,005,899
Crocs, Inc. (b)	8,277	1,059,539
Deckers Outdoor Corp. (b)	9,482	918,616
Dillard's, Inc. - Class A	1,828	1,075,485
Domino's Pizza, Inc.	3,306	1,148,637
Lululemon Athletica, Inc. (b)	9,256	1,100,261
NVR, Inc. (b)	160	983,528
Ulta Beauty, Inc. (b)	2,283	1,170,791
		9,454,403

Consumer, Non-cyclical - 20.5%
Altria Group, Inc.	15,094	1,031,373
Cal-Maine Foods, Inc.	13,281	1,165,806
Grand Canyon Education, Inc. (b)	7,355	1,068,976
H&R Block, Inc.	30,527	1,344,104
Lantheus Holdings, Inc. (b)	10,041	1,000,485
National Beverage Corp.	28,592	904,651
		6,515,395

Energy - 20.0%
APA Corp.	31,899	1,190,471
California Resources Corp.	19,028	1,001,253
EOG Resources, Inc.	8,030	1,193,981
Gulfport Energy Corp. (b)	6,422	1,036,318
Magnolia Oil & Gas Corp. - Class A	39,837	1,024,209
Peabody Energy Corp.	41,702	889,087
		6,335,319

Financial - 6.9%
Artisan Partners Asset Management, Inc. - Class A	29,093	1,141,610
Synchrony Financial	13,861	1,050,525
		2,192,135

Industrial - 9.6%
Louisiana-Pacific Corp.	13,180	954,627
Mueller Industries, Inc.	15,210	1,010,096
ZIM Integrated Shipping Services Ltd.	42,789	1,077,855
		3,042,578

Technology - 2.3%
KLA Corp.	4,021	735,119

TOTAL COMMON STOCKS (Cost $32,241,240)			31,577,815

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (c)	93,233		93,233
First American Treasury Obligations Fund - Class X, 3.60% (c)	93,234		93,234
TOTAL MONEY MARKET FUNDS (Cost $186,467)			186,467

TOTAL INVESTMENTS - 100.0% (Cost $32,427,707)			31,764,282
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00032)	(10,252)
TOTAL NET ASSETS - 100.0%			$ 31,754,030

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

The Acquirers Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 31,577,815	$ –	$ –	$ 31,577,815
Money Market Funds	186,467	–	–	186,467
Total Investments	$ 31,764,282	$ –	$ –	$ 31,764,282

Refer to the Schedule of Investments for further disaggregation of investment categories.